Borrowings (Details)	2 Months Ended	4 Months Ended		5 Months Ended		6 Months Ended				8 Months Ended			10 Months Ended
	Mar. 13, 2019 USD ($)	Apr. 23, 2019 USD ($)	Apr. 18, 2019 USD ($)	May 29, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2019 USD ($)	Jun. 27, 2019 USD ($)	Jun. 29, 2018 USD ($)	Mar. 31, 2018 USD ($)	Sep. 07, 2018 USD ($)	Aug. 29, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 09, 2018 USD ($)	Mar. 12, 2019	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Amount outstanding						$ 185,842,000									$ 135,075,000
Outstanding balance under sale and leaseback transaction						$ 83,903,000									87,530,000
ABN AMRO $40 million facility
Debt Instrument [Line Items]
Line of credit facility issuance date						Jun. 29, 2017
Maximum borrowing capacity						$ 40,000,000
Number of vessels financed						7
Amount outstanding						$ 0
ABN AMRO $71 million facility
Debt Instrument [Line Items]
Amount outstanding						$ 0
ABN AMRO $71 million facility | Initial Facility
Debt Instrument [Line Items]
Line of credit facility issuance date						Jul. 27, 2017
Maximum borrowing capacity						$ 21,000,000
Number of vessels financed						7
Proceeds from lines of credit					$ 21,000,000
Loan's discount						$ 315,000
ABN AMRO $71 million facility | Facility Extension
Debt Instrument [Line Items]
Line of credit facility issuance date						Dec. 01, 2017
Maximum borrowing capacity						$ 50,000,000
Number of vessels financed						4
Proceeds from lines of credit												$ 50,000,000
Loan's discount						$ 625,000
ABN AMRO $50 million facility
Debt Instrument [Line Items]
Line of credit facility issuance date						Dec. 03, 2018
Maximum borrowing capacity						$ 50,000,000
Number of loan tranches						2
Interest rate description						LIBOR plus 350 basis points
Debt Instrument, Basis Spread on Variable Rate						3.50%
Amount outstanding						$ 32,600,000									50,000,000
Number of repayment installments						14
Repayment frequency						quarterly
Balloon payment on the last repayment date						$ 10,850,000
Expiration date						Dec. 31, 2022
ABN AMRO $50 million facility | Supplemental Agreement
Debt Instrument [Line Items]
Line of credit facility issuance date						Jun. 28, 2019
Prepayment of debt						$ 9,400,000
Number of vessels released						2
ABN AMRO $50 million facility | Tranche A
Debt Instrument [Line Items]
Number of vessels financed						4
Number of vessels partially financed						1
Amount of each tranche						$ 41,200,000
ABN AMRO $50 million facility | Tranche B
Debt Instrument [Line Items]
Number of vessels partially financed						1
Amount of each tranche						$ 8,800,000
ABN AMRO $50 million facility | First Three Installments
Debt Instrument [Line Items]
Repayment installment						3,400,000
ABN AMRO $50 million facility | Subsequent Eleven Installments
Debt Instrument [Line Items]
Repayment installment						1,050,000
BNP Paribas $24 million facility
Debt Instrument [Line Items]
Amount outstanding						$ 0									29,464,000
BNP Paribas $24 million facility | Initial Facility
Debt Instrument [Line Items]
Line of credit facility issuance date						Dec. 20, 2017
Maximum borrowing capacity						$ 24,000,000
Number of loan tranches						4
Number of vessels financed						4
Interest rate description						LIBOR plus 300 basis points
Debt Instrument, Basis Spread on Variable Rate						3.00%
Proceeds from lines of credit									$ 24,000,000
Loan's discount						$ 300,000
Amount of each tranche						$ 6,000,000
BNP Paribas $24 million facility | Facility Extension
Debt Instrument [Line Items]
Line of credit facility issuance date						Sep. 30, 2018
Maximum borrowing capacity						$ 9,000,000
Number of vessels partially financed						1
Interest rate description						LIBOR plus 300 basis points
Debt Instrument, Basis Spread on Variable Rate						3.00%
Proceeds from lines of credit										$ 9,000,000
Loan's discount						$ 103,500
BNP Paribas $25 million facility
Debt Instrument [Line Items]
Line of credit facility issuance date						May 25, 2018
Maximum borrowing capacity						$ 25,000,000
Number of vessels financed						1
Interest rate description						LIBOR plus 300 basis points
Debt Instrument, Basis Spread on Variable Rate						3.00%
Proceeds from lines of credit				$ 25,000,000
Loan's discount						$ 300,000
Amount outstanding						$ 0									23,611,000
BNP Paribas $54 million facility
Debt Instrument [Line Items]
Line of credit facility issuance date						Jun. 26, 2019
Maximum borrowing capacity						$ 54,000,000
Number of vessels financed						7
Interest rate description						LIBOR plus 300 basis points
Debt Instrument, Basis Spread on Variable Rate						3.00%
Proceeds from lines of credit							$ 48,750,000
Loan's discount						$ 405,000
Amount outstanding						$ 48,750,000									0
Number of repayment installments						20
Repayment frequency						quarterly
Balloon payment on the last repayment date						$ 13,542,000
Expiration date						Jun. 30, 2024
BNP Paribas $54 million facility | First Four Installments
Debt Instrument [Line Items]
Repayment installment						$ 2,031,000
BNP Paribas $54 million facility | Subsequent Sixteen Installments
Debt Instrument [Line Items]
Repayment installment						$ 1,693,000
HSH $36 million facility
Debt Instrument [Line Items]
Line of credit facility issuance date						Jun. 28, 2018
Maximum borrowing capacity						$ 36,000,000
Number of vessels financed						2
Interest rate description						LIBOR plus 325 basis points
Debt Instrument, Basis Spread on Variable Rate						3.25%
Proceeds from lines of credit						$ 36,000,000
Loan's discount						270,000
Amount outstanding						$ 29,600,000									32,000,000
Number of repayment installments						12
Repayment frequency						quarterly
Repayment installment						$ 1,200,000
Balloon payment on the last repayment date						$ 15,200,000
Expiration date						Jun. 30, 2022
HSH NordBank AG
Debt Instrument [Line Items]
Line of credit facility issuance date						Nov. 09, 2018
Number of loan tranches						4
Vessel capacity in TEU						10,000
Number of vessels financed						4
Interest rate description						LIBOR plus 325 basis points
Debt Instrument, Basis Spread on Variable Rate						3.25%
Loan commitment fee per annum on the undrawn loan amount						0.75%
Amount outstanding						$ 59,892,000
Amount of each tranche						31,800,000
Remaining borrowing capacity						30,444,000
Number of tranches cancelled														1
HSH NordBank AG | Fourth Tranche
Debt Instrument [Line Items]
Proceeds from lines of credit			$ 31,122,000
Loan's discount						$ 233,000
Number of repayment installments						17
Repayment frequency						quarterly
Repayment installment						$ 678
Balloon payment on the last repayment date						$ 18,918,000
Expiration date						Jul. 31, 2023
HSH NordBank AG | Second Tranche
Debt Instrument [Line Items]
Number of vessels financed						1
Proceeds from lines of credit	$ 30,150,000
Loan's discount						$ 166,000
Number of repayment installments						17
Repayment frequency						quarterly
Repayment installment						$ 702,400
Balloon payment on the last repayment date						$ 17,506,000
Expiration date						Jul. 31, 2023
HSH NordBank AG | Third Tranche
Debt Instrument [Line Items]
Proceeds from lines of credit						$ 0
Number of repayment installments						17
Repayment frequency						quarterly
Repayment installment						$ 678
Balloon payment on the last repayment date						$ 18,918,000
Seller’s Credit
Debt Instrument [Line Items]
Line of credit facility issuance date						Jan. 31, 2019
Maximum borrowing capacity						$ 20,000,000
Number of loan tranches						2
Vessel capacity in TEU						10,000
Number of vessels financed						2
Proceeds from lines of credit		$ 15,000,000
Loan's discount						$ 150,000
Amount outstanding						$ 15,000,000									$ 0
Expiration date						Jan. 31, 2020
Debt Instrument, Interest Rate, Stated Percentage						5.00%
Seller’s Credit | Tranche A
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 15,000,000
Seller’s Credit | Tranche B
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 5,000,000
Financial Liability
Debt Instrument [Line Items]
Line of credit facility issuance date						May 25, 2018
Sale and leaseback transaction, net proceeds financing activities						$ 119,000,000
Number of containerships under sale and leaseback transaction						18
Contractual obligation						$ 45,100,000
Outstanding balance under sale and leaseback transaction						$ 83,903,000
Financial Liability | First Six Vessels
Debt Instrument [Line Items]
Sale and leaseback transaction, net proceeds financing activities								$ 37,500,000
Financial Liability | Four Vessels
Debt Instrument [Line Items]
Sale and leaseback transaction, net proceeds financing activities											$ 26,000,000
Financial Liability | Four Additional Vessels
Debt Instrument [Line Items]
Sale and leaseback transaction, net proceeds financing activities													$ 26,700,000
Financial Liability | Fourteen Vessels
Debt Instrument [Line Items]
Sale and leaseback transaction, number of repayment installments						60
Sale and leaseback transaction, frequency of repayment installments						monthly
Sale and leaseback transaction, monthly rental payments						$ 1,097,000